UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2741

Fidelity Court Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund and Fidelity® Connecticut Municipal Money Market Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.5	43.9
Water & Sewer	17.1	16.1
Health Care	16.2	15.2
Special Tax	11.1	11.0
Education	7.1	7.4

Quality Diversification (% of fund's net assets)

As of May 31, 2016
AAA	4.2%
AA,A	84.7%
BBB	5.8%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	4.0%

As of November 30, 2015
AAA	4.9%
AA,A	88.3%
BBB	3.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Connecticut - 95.0%
Bridgeport Gen. Oblig. Series 2012 A:
5% 2/15/23	$3,510,000	$4,107,507
5% 2/15/24	2,490,000	2,907,996
5% 2/15/32	5,000,000	5,743,100
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	5,000,800
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	10,000,000	11,749,900
Series 2012 B, 5% 4/15/25	7,460,000	8,778,704
Series 2012 D:
5% 9/15/31	3,250,000	3,799,900
5% 9/15/32	4,860,000	5,666,760
Series 2012 G, 5% 10/15/30	4,275,000	5,021,244
Series 2013 A:
5% 3/1/27	11,480,000	13,578,888
5% 10/15/27	1,000,000	1,198,460
Series 2014 G, 5% 11/15/28	7,000,000	8,396,290
Series 2015 B:
5% 6/15/27	4,825,000	5,855,813
5% 6/15/32	5,500,000	6,522,505
Series 2015 F, 5% 11/15/31	4,000,000	4,788,600
Series 2016 A, 5% 3/15/31	6,840,000	8,230,093
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,233,850
Series O, 5% 7/1/40	2,000,000	2,230,480
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,223,294
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,207,600
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,215,000	1,334,337
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,041,440
5% 7/1/18	1,000,000	1,079,030
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	14,196,742
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,416,340
5% 7/1/30	2,000,000	2,275,020
Series 2008:
5% 7/1/34	200,000	214,094
5% 7/1/34 (Pre-Refunded to 7/1/18 @ 100)	800,000	868,920
Series 2011 M, 5.375% 7/1/41	5,485,000	6,157,351
Series 2013 N:
5% 7/1/24	400,000	483,812
5% 7/1/25	300,000	359,994
Series 2014 E:
5% 7/1/28	3,260,000	4,002,465
5% 7/1/29	3,840,000	4,701,696
Series 2016:
5% 7/1/27	45,000	48,411
5% 7/1/27 (Pre-Refunded to 7/1/18 @ 100)	1,955,000	2,123,423
5% 12/1/41	4,000,000	4,747,200
Series 2116 Q1, 5% 7/1/46	2,000,000	2,345,620
Series A:
5% 7/1/21	800,000	935,120
5% 7/1/41	3,000,000	3,314,790
Series C:
5% 7/1/20	465,000	525,985
5% 7/1/22	425,000	500,816
5% 7/1/24	1,000,000	1,184,700
Series D:
5% 7/1/21	2,975,000	3,483,814
5% 7/1/23	3,335,000	3,970,017
Series E, 5% 7/1/42	5,000,000	5,693,300
Series F:
5% 7/1/22	1,785,000	2,076,044
5% 7/1/45	4,890,000	5,586,874
Series G, 5% 7/1/39	1,000,000	1,126,520
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,647,240
Series H1, 5% 7/1/41	1,250,000	1,405,750
Series J:
5% 11/1/24	1,390,000	1,639,547
5% 11/1/25	1,465,000	1,727,176
Series L:
5% 7/1/26	1,000,000	1,216,390
5% 7/1/27	2,000,000	2,416,420
Series N:
5% 7/1/20	1,250,000	1,426,138
5% 7/1/21	610,000	712,700
5% 7/1/21	1,940,000	2,267,666
5% 7/1/22	2,035,000	2,374,377
5% 7/1/23	1,500,000	1,734,270
5% 7/1/27	1,000,000	1,185,030
5% 7/1/28	2,250,000	2,653,673
5.75% 7/1/33	45,000	49,159
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,185,000	3,451,553
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,626,178
5% 1/1/25	875,000	1,030,575
Series 2013 A:
5% 1/1/26	1,180,000	1,408,389
5% 1/1/28	1,000,000	1,182,680
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,908,100
Series 2012 A:
5% 1/1/24	2,855,000	3,464,685
5% 1/1/25	4,000,000	4,840,280
5% 1/1/26	10,000,000	12,073,000
5% 1/1/28	1,000,000	1,199,030
5% 1/1/31	5,000,000	5,940,500
Series 2014 B, 5% 9/1/23	5,420,000	6,638,308
Series 2015 A, 5% 8/1/34	6,000,000	7,226,640
Connecticut State Revolving Fund Gen. Rev. Series 2009 A, 5% 6/1/25	3,710,000	4,146,704
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,180,940
5% 7/15/23	1,300,000	1,531,699
5% 7/15/24	410,000	482,853
5% 7/15/25	350,000	411,999
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	402,210
4% 7/15/22	325,000	362,970
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,029
Series 2008 A, 5% 11/15/37 (Pre-Refunded to 11/15/18 @ 100)	1,000,000	1,100,660
Series 2014 B:
5% 8/15/25	450,000	553,532
5% 8/15/26	700,000	856,891
5% 8/15/27	750,000	912,405
5% 8/15/28	1,000,000	1,210,670
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	467,129
5% 10/1/23	295,000	360,888
5% 10/1/24	335,000	415,504
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,602,669
Series 2014 A:
5% 11/1/28	1,000,000	1,237,280
5% 11/1/29	1,850,000	2,280,884
5% 11/1/30	2,480,000	3,044,696
5% 11/1/31	2,905,000	3,553,890
5% 11/1/42	11,115,000	13,210,844
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (Escrowed to Maturity)	1,000,000	1,144,970
5% 4/1/21 (FSA Insured)	2,000,000	2,294,620
5% 4/1/22 (FSA Insured)	1,000,000	1,167,220
Series 2013 A, 5% 4/1/27	1,645,000	1,889,365
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,366,823
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,207,835
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,197,400
5% 7/1/29 (FSA Insured)	1,000,000	1,192,930
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,782,776
5% 6/15/22 (a)	1,000,000	1,161,680
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,100,000	1,224,366
New Britain Gen. Oblig. Series 2015 A:
5% 3/1/26	1,530,000	1,843,375
5% 3/1/27	1,605,000	1,910,030
5% 3/1/29	1,770,000	2,080,600
5% 3/1/30	1,860,000	2,176,925
5% 3/1/31	1,955,000	2,279,862
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,123
Series 2009 A, 5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,097,430
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,449,494
5% 11/1/17	1,900,000	2,003,455
5% 11/1/18	2,005,000	2,180,016
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,530,700
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	929,705
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,581,512
5% 9/1/29 (FSA Insured)	2,655,000	3,202,169
5% 9/1/31 (FSA Insured)	1,430,000	1,711,653
5.25% 3/1/19	650,000	718,803
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,125,794
5% 7/1/26	625,000	720,850
Series 2011 A:
4% 7/1/22	1,000,000	1,137,000
4% 7/1/23	1,000,000	1,131,720
4% 7/1/24	1,000,000	1,128,570
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	663,708
4% 7/15/22	600,000	661,428
4% 7/15/23	600,000	660,918
Reg'l. School District #15 4% 7/1/22	1,520,000	1,683,750
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,608,630
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,618,207
Eighth Series A, 5% 8/1/33	1,110,000	1,302,796
Series 2013 A, 5% 8/1/43	2,000,000	2,281,340
Series 29:
5% 8/1/25 (FSA Insured)	500,000	610,040
5% 8/1/26 (FSA Insured)	1,250,000	1,520,400
Series 30 B:
5% 8/1/30	1,150,000	1,380,748
5% 8/1/31	2,630,000	3,146,900
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,460,399
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,153,010
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,181,007
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	602,990
5% 12/15/25	500,000	601,275
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	575,206
4% 9/15/21	500,000	546,285
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,465,870
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,253,095
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,259,214
4% 8/1/22	1,000,000	1,109,870
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	4,036,219
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,155,530
5% 7/1/22	1,210,000	1,397,659
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	862,200
Series 2009, 5% 2/1/21	480,000	530,688
Series 2010, 4% 11/1/21	1,000,000	1,124,530

TOTAL CONNECTICUT		431,872,142

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	966,776
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,303,599

TOTAL GUAM		2,270,375

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,353,410
TOTAL MUNICIPAL BONDS
(Cost $411,963,248)		436,495,927
TOTAL INVESTMENT PORTFOLIO - 96.0%
(Cost $411,963,248)		436,495,927
NET OTHER ASSETS (LIABILITIES) - 4.0%		18,226,618
NET ASSETS - 100%		$454,722,545

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.5%
Water & Sewer	17.1%
Health Care	16.2%
Special Tax	11.1%
Education	7.1%
Others* (Individually Less Than 5%)	9.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $411,963,248)		$436,495,927
Cash		12,748,864
Receivable for fund shares sold		612,077
Interest receivable		5,647,002
Prepaid expenses		156
Other receivables		541
Total assets		455,504,567
Liabilities
Payable for fund shares redeemed	$261,000
Distributions payable	319,459
Accrued management fee	136,412
Other affiliated payables	38,306
Other payables and accrued expenses	26,845
Total liabilities		782,022
Net Assets		$454,722,545
Net Assets consist of:
Paid in capital		$428,109,791
Undistributed net investment income		71,825
Accumulated undistributed net realized gain (loss) on investments		2,008,250
Net unrealized appreciation (depreciation) on investments		24,532,679
Net Assets, for 38,155,323 shares outstanding		$454,722,545
Net Asset Value, offering price and redemption price per share ($454,722,545 ÷ 38,155,323 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Interest		$7,034,580
Expenses
Management fee	$804,204
Transfer agent fees	167,405
Accounting fees and expenses	57,741
Custodian fees and expenses	1,797
Independent trustees' fees and expenses	1,043
Registration fees	21,614
Audit	30,604
Legal	4,887
Miscellaneous	(364)
Total expenses before reductions	1,088,931
Expense reductions	(2,696)	1,086,235
Net investment income (loss)		5,948,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,062,987
Total net realized gain (loss)		2,062,987
Change in net unrealized appreciation (depreciation) on investment securities		7,244,912
Net gain (loss)		9,307,899
Net increase (decrease) in net assets resulting from operations		$15,256,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,948,345	$12,626,369
Net realized gain (loss)	2,062,987	3,106,335
Change in net unrealized appreciation (depreciation)	7,244,912	(2,364,192)
Net increase (decrease) in net assets resulting from operations	15,256,244	13,368,512
Distributions to shareholders from net investment income	(5,964,723)	(12,609,769)
Distributions to shareholders from net realized gain	(2,918,234)	(2,281,667)
Total distributions	(8,882,957)	(14,891,436)
Share transactions
Proceeds from sales of shares	30,587,657	58,797,627
Reinvestment of distributions	6,257,136	10,467,211
Cost of shares redeemed	(31,532,931)	(63,663,634)
Net increase (decrease) in net assets resulting from share transactions	5,311,862	5,601,204
Redemption fees	354	363
Total increase (decrease) in net assets	11,685,503	4,078,643
Net Assets
Beginning of period	443,037,042	438,958,399
End of period (including undistributed net investment income of $71,825 and undistributed net investment income of $88,203, respectively)	$454,722,545	$443,037,042
Other Information
Shares
Sold	2,576,193	4,994,428
Issued in reinvestment of distributions	528,855	892,280
Redeemed	(2,662,763)	(5,440,344)
Net increase (decrease)	442,285	446,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.78	$11.39	$12.26	$11.76	$11.49
Income from Investment Operations
Net investment income (loss)A	.158	.328	.343	.343	.355	.378
Net realized and unrealized gain (loss)	.249	.031	.517	(.808)	.579	.313
Total from investment operations	.407	.359	.860	(.465)	.934	.691
Distributions from net investment income	(.159)	(.328)	(.343)	(.343)	(.354)	(.377)
Distributions from net realized gain	(.078)	(.061)	(.127)	(.063)	(.080)	(.044)
Total distributions	(.237)	(.389)	(.470)	(.406)	(.434)	(.421)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	–B
Net asset value, end of period	$11.92	$11.75	$11.78	$11.39	$12.26	$11.76
Total ReturnC,D	3.49%	3.10%	7.73%	(3.82)%	8.08%	6.18%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.67%F	2.80%	2.96%	2.92%	2.95%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$454,723	$443,037	$438,958	$445,758	$605,232	$546,455
Portfolio turnover rate	15%F	13%	13%	14%	14%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	74.1	70.8	67.0
8 - 30	3.5	3.4	3.9
31 - 60	5.4	3.7	5.1
61 - 90	2.7	5.7	2.3
91 - 180	6.4	6.2	9.9
> 180	7.9	10.2	11.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	44.0%
Tender Option Bond	9.9%
Other Municipal Security	35.1%
Investment Companies	10.2%
Net Other Assets (Liabilities)	0.8%

As of November 30, 2015
Variable Rate Demand Notes (VRDNs)	44.3%
Tender Option Bond	4.1%
Other Municipal Security	39.4%
Investment Companies	10.5%
Net Other Assets (Liabilities)	1.7%

Current And Historical 7-Day Yields

	5/31/16	2/29/16	11/30/15	8/31/15	5/31/15
Fidelity® Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2016, the most recent period shown in the table, would have been -0.04%.

Fidelity® Connecticut Municipal Money Market Fund

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.0%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(b)	$1,100,000	$1,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.45% 6/7/16, VRDN (b)	4,250,000	4,250,000
		5,350,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.63% 6/7/16, VRDN (b)	3,400,000	3,400,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.47% 6/7/16, VRDN (b)	900,000	900,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.75% 6/7/16, VRDN (a)(b)	2,300,000	2,300,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 6/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,400,000	6,400,000
		8,700,000
Connecticut - 40.8%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.4% 6/7/16, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.57% 6/7/16, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.57% 6/7/16, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2013 A, 0.5% 6/7/16, VRDN (b)	12,000,000	12,000,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	16,600,000	16,600,000
(Gaylord Hosp. Proj.) Series B, 0.48% 6/7/16, LOC Bank of America NA, VRDN (b)	16,280,000	16,280,000
(Greenwich Hosp. Proj.) Series C, 0.42% 6/7/16, LOC Bank of America NA, VRDN (b)	22,040,000	22,040,000
(Griffin Hosp. Proj.) Series C, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	20,275,000	20,275,000
(Hamden Hall Country Day School Proj.) Series A, 0.47% 6/7/16, LOC RBS Citizens NA, VRDN (b)	16,160,000	16,160,000
(Hosp. for Spl. Care Proj.) Series E, 0.4% 6/7/16, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	7,940,000	7,940,000
(Masonicare Corp. Proj.) Series C, 0.42% 6/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	68,310,000	68,310,000
(Sacred Heart Univ. Proj.) Series F, 0.43% 6/7/16, LOC Bank of America NA, VRDN (b)	17,635,000	17,635,000
(Trinity College Proj.) Series L, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (b)	9,330,000	9,330,000
(Wesleyan Univ. Proj.) Series H, 0.38% 6/7/16, VRDN (b)	16,605,000	16,605,000
Series 2007 B, 0.44% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	11,595,000	11,595,000
Series 2007 D, 0.48% 6/7/16, LOC Bank of America NA, VRDN (b)	9,950,000	9,950,000
Series 2011 A, 0.4% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (b)	1,855,000	1,855,000
Series 2011 B, 0.44% 6/7/16, LOC Bank of America NA, VRDN (b)	71,085,000	71,085,000
Series 2013 H, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	8,400,000	8,400,000
Series 2013 O, 0.39% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	46,000,000	46,000,000
Series 2014 C, 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (b)	62,235,000	62,235,000
Series 2014 D, 0.42% 6/7/16, LOC Bank of America NA, VRDN (b)	29,645,000	29,645,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.38% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (b)(c)	5,000,000	5,000,000
Series 2010, 0.4% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,700,000	3,700,000
(Hsg. Mtg. Fin. Prog.) Series 2013 B5, 0.42% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	1,350,000	1,350,000
Series 2008 E, 0.41% 6/7/16 (Liquidity Facility Bank of America NA), VRDN (a)(b)	37,000,000	37,000,000
Series 2011 C1, 0.4% 6/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	7,000,000	7,000,000
Series 2011 E3, 0.4% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	4,490,000	4,490,000
Series 2011 E4, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	6,000,000	6,000,000
0.4% 6/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,000,000	7,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	22,730,000	22,730,000
Stamford Hsg. Auth. Multi-family Rev. 0.4% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	10,560,000	10,560,000
		589,365,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (b)	300,000	300,000
Georgia - 0.8%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (b)	2,400,000	2,400,000
Bartow County Dev. Auth. Rev. (VMC Specialty Alloys LLC Proj.) Series 2014, 0.5% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	1,500,000	1,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.4% 6/1/16, VRDN (b)	600,000	600,000
Series 2013, 0.5% 6/7/16, VRDN (b)	5,500,000	5,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 6/7/16, VRDN (b)	1,700,000	1,700,000
		11,700,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(b)	1,700,000	1,700,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.7% 6/7/16, VRDN (b)	1,000,000	1,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.75% 6/7/16, VRDN (a)(b)	1,100,000	1,100,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.75% 6/7/16, VRDN (a)(b)	300,000	300,000
Series 2016 D, 0.75% 6/7/16, VRDN (a)(b)	300,000	300,000
Series 2016 E, 0.75% 6/7/16, VRDN (a)(b)	300,000	300,000
		900,000
Texas - 0.7%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (b)	3,600,000	3,600,000
Series 2009 A, 0.53% 6/1/16, VRDN (b)	1,400,000	1,400,000
Series 2009 C, 0.52% 6/1/16, VRDN (b)	1,600,000	1,600,000
Series 2010 B, 0.53% 6/1/16, VRDN (b)	1,100,000	1,100,000
Series 2010 C, 0.52% 6/1/16, VRDN (b)	2,320,000	2,320,000
		10,020,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.71% 6/7/16, VRDN (a)(b)	1,100,000	1,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $635,535,000)		635,535,000

Tender Option Bond - 9.9%
California - 0.1%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.55% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,900,000	1,900,000
Connecticut - 9.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	2,000,000	2,000,000
Series 15 YX1002, 0.44% 6/7/16 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,590,000	1,590,000
Series MT 842, 0.43% 6/7/16 (Liquidity Facility Bank of America NA) (b)(d)	7,925,000	7,925,000
Series Putters 3996, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,000,000	10,000,000
Series Putters 4382, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,630,000	6,630,000
Series Putters 5003, 0.4% 6/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (b)(d)	12,800,000	12,800,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series MS 06 1884, 0.55%, tender 7/14/16 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	11,670,000	11,653,601
Participating VRDN:
Series 15 XF0091, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	940,000	940,000
Series 16 ZF0378, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	2,500,000	2,500,000
Series BA 15 XF0247, 0.44% 6/7/16 (Liquidity Facility Bank of America NA) (b)(d)	4,500,000	4,500,000
Series Putters 2861, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,400,000	6,400,000
Series Putters 2862, 0.4% 6/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,955,000	15,955,000
Series Putters 3185Z, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,995,000	11,995,000
Series RBC 2016 XM0133, 0.41% 6/7/16 (Liquidity Facility Royal Bank of Canada) (b)(d)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.41% 6/7/16 (Liquidity Facility Royal Bank of Canada) (b)(d)	7,910,000	7,910,000
Series ROC II R 11854, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (b)(d)	15,210,000	15,210,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (b)(d)	16,000,000	15,999,983
		136,233,584
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	500,000	500,000
New Jersey - 0.4%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	4,900,000	4,900,000
TOTAL TENDER OPTION BOND
(Cost $143,533,584)		143,533,584

Other Municipal Security - 35.1%
Connecticut - 33.9%
Bethel Gen. Oblig. BAN 2% 2/17/17	11,780,000	11,889,679
Brookfield Gen. Oblig. BAN Series 2015 A, 1.75% 11/17/16	15,530,000	15,616,957
Clinton Gen. Oblig. BAN 2% 2/8/17	14,000,000	14,145,760
Connecticut Gen. Oblig. Bonds:
Series 2006 A, 5% 12/15/16	6,005,000	6,152,628
Series 2006 E, 5% 12/15/16	6,000,000	6,144,750
Series 2009 A, 5% 2/15/17	2,000,000	2,061,062
Series 2012 D, 0.83% 9/15/16 (b)	2,000,000	2,001,907
Series 2013 A:
0.5% 7/1/16 (b)	43,355,000	43,355,000
4% 10/15/16	2,850,000	2,888,125
Series 2013, 0.99% 8/15/16 (b)	8,000,000	8,007,782
Series 2014 B, 0.71% 3/1/17 (b)	4,400,000	4,401,119
Series 2014 C:
4% 6/15/16	13,000,000	13,018,275
5% 12/15/16	2,990,000	3,064,409
Series 2015 A, 3% 3/15/17	5,325,000	5,429,961
Series 2015 B, 2% 6/15/16	17,500,000	17,511,331
Series 2015 D, 0.48% 6/15/16 (b)	18,100,000	18,100,000
Series 2016 A, 3% 3/15/17	8,000,000	8,150,158
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	920,000	924,559
(Yale Univ. Proj.):
Series S1:
0.43% tender 6/7/16, CP mode	14,900,000	14,900,000
0.43% tender 6/9/16, CP mode	14,800,000	14,800,000
Series S2:
0.41% tender 6/1/16, CP mode	15,700,000	15,700,000
0.42% tender 6/3/16, CP mode	4,000,000	4,000,000
0.47% tender 6/3/16, CP mode	13,640,000	13,640,000
0.48% tender 6/6/16, CP mode	15,900,000	15,900,000
0.6%, tender 2/1/17 (b)	9,400,000	9,399,687
1.35%, tender 7/21/16 (b)	9,075,000	9,087,342
Connecticut Hsg. Fin. Auth. Bonds:
(Hsg. Mtg. Fin. Prog.) Series 2016 B3, 0.55% 11/15/16	1,750,000	1,750,000
Series 2013 B3, 1.35% 11/15/16 (a)	3,800,000	3,812,016
0.45% 11/15/16 (a)	2,075,000	2,075,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2004 B, 5.25% 7/1/16	1,100,000	1,104,476
Series 2005 A, 5% 7/1/16	8,380,000	8,412,326
Series 2009 1, 4.25% 2/1/17	2,900,000	2,972,152
Series 2010 A, 5% 11/1/16	5,295,000	5,393,330
Series 2011 A, 5% 12/1/16	2,200,000	2,248,982
Series 2012 A, 3% 1/1/17	3,000,000	3,042,258
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2011 A, 5% 1/1/17	750,000	769,215
Danbury Gen. Oblig.:
BAN Series 2015, 2% 7/21/16	18,000,000	18,041,195
Bonds Series 2010 B, 5% 7/1/16	2,150,000	2,158,073
East Hampton Gen. Oblig. BAN Series 2015, 2% 12/15/16	5,000,000	5,036,904
Easton Gen. Oblig. BAN 2% 12/14/16	1,510,000	1,522,173
Enfield Gen. Oblig. BAN Series 2015 B, 2% 8/10/16	10,000,000	10,031,413
Fairfield Gen. Oblig. BAN 2% 7/14/16	15,000,000	15,029,851
Guilford Gen. Oblig.:
BAN 1% 8/10/16	16,600,000	16,622,867
Bonds Series 2015, 4% 8/1/16	1,710,000	1,720,428
Ledyard Gen. Oblig. Bonds Series 2016 B, 1% 7/1/16	1,000,000	1,000,357
Milford Gen. Oblig. BAN 2% 11/7/16	13,095,000	13,172,221
Naugatuck Gen. Oblig. BAN 2% 10/24/16	6,000,000	6,035,938
Oxford Gen. Oblig. BAN 1.25% 7/21/16	6,238,000	6,245,883
Redding Gen. Oblig. BAN 2% 3/15/17	1,644,000	1,660,682
Rocky Hill Gen. Oblig. BAN 2% 11/17/16	16,400,000	16,521,700
Southington Gen. Oblig. BAN 2% 1/25/17	6,000,000	6,054,655
Stamford Gen. Oblig. Bonds Series 2015 B, 5% 8/1/16	3,250,000	3,275,275
Trumbull Gen. Oblig. Bonds 2% 9/1/16	1,070,000	1,074,526
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2014, 5% 2/15/17	1,140,000	1,176,017
Series 2015 A, 4% 2/15/17	7,005,000	7,177,800
Series 2016 A, 4% 3/15/17	5,300,000	5,436,992
Vernon Gen. Oblig. BAN Series 2015, 1.5% 8/4/16	6,350,000	6,362,493
Watertown Gen. Oblig. BAN 1.5% 10/26/16	6,400,000	6,424,812
Windham Gen. Oblig. BAN 2% 12/7/16	9,150,000	9,218,543
Wolcott Gen. Oblig. BAN 2% 10/20/16	16,595,000	16,694,894
		489,565,938
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.46%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (b)	6,450,000	6,450,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	600,000	600,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.86% tender 7/8/16, CP mode	500,000	500,000
Series 1993 A, 0.86% tender 7/7/16, CP mode	1,600,000	1,600,000
		2,100,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.9% tender 6/14/16, CP mode(a)	1,600,000	1,600,000
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	300,000	300,000
Series 1990 B:
0.85% tender 6/3/16, CP mode	1,000,000	1,000,000
0.85% tender 6/14/16, CP mode	900,000	900,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	1,800,000	1,800,000
		5,600,000
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	300,000	300,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	800,000	800,000
Grant County Poll. Cont. Rev. Bonds Series 1986, 0.83% tender 6/14/16, CP mode (a)	1,200,000	1,200,000
		2,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $506,615,938)		506,615,938
	Shares	Value

Investment Company - 10.2%
Fidelity Municipal Cash Central Fund, 0.40% (f)(g)
(Cost $147,573,000)	147,573,000	147,573,000
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,433,257,522)		1,433,257,522
NET OTHER ASSETS (LIABILITIES) - 0.8%		11,856,765
NET ASSETS - 100%		$1,445,114,287

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,553,601 or 1.1% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.55%, tender 7/14/16 (Liquidity Facility Wells Fargo & Co.)	2/19/15 - 5/6/16	$11,652,627
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$4,900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$139,843
Total	$139,843

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,285,684,522)	$1,285,684,522
Fidelity Central Funds (cost $147,573,000)	147,573,000
Total Investments (cost $1,433,257,522)		$1,433,257,522
Cash		155,199
Receivable for securities sold on a delayed delivery basis		4,690,000
Receivable for fund shares sold		7,415,553
Interest receivable		3,742,091
Distributions receivable from Fidelity Central Funds		49,850
Prepaid expenses		621
Other receivables		1,821
Total assets		1,449,312,657
Liabilities
Payable for fund shares redeemed	$3,661,640
Distributions payable	450
Accrued management fee	448,120
Other affiliated payables	66,511
Other payables and accrued expenses	21,649
Total liabilities		4,198,370
Net Assets		$1,445,114,287
Net Assets consist of:
Paid in capital		$1,445,130,466
Distributions in excess of net investment income		(11,282)
Accumulated undistributed net realized gain (loss) on investments		(4,897)
Net Assets, for 1,444,237,186 shares outstanding		$1,445,114,287
Net Asset Value, offering price and redemption price per share ($1,445,114,287 ÷ 1,444,237,186 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Interest		$1,610,644
Income from Fidelity Central Funds		139,843
Total income		1,750,487
Expenses
Management fee	$2,923,916
Transfer agent fees	852,027
Accounting fees and expenses	82,729
Custodian fees and expenses	5,511
Independent trustees' fees and expenses	3,798
Registration fees	26,835
Audit	20,683
Legal	7,136
Miscellaneous	19,398
Total expenses before reductions	3,942,033
Expense reductions	(2,273,250)	1,668,783
Net investment income (loss)		81,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,209)
Total net realized gain (loss)		(2,209)
Net increase in net assets resulting from operations		$79,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,704	$177,870
Net realized gain (loss)	(2,209)	99,730
Net increase in net assets resulting from operations	79,495	277,600
Distributions to shareholders from net investment income	(81,183)	(177,751)
Distributions to shareholders from net realized gain	(52,199)	(210,992)
Total distributions	(133,382)	(388,743)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,333,597,131	3,272,330,333
Reinvestment of distributions	127,254	370,672
Cost of shares redeemed	(1,607,731,137)	(3,305,330,193)
Net increase (decrease) in net assets and shares resulting from share transactions	(274,006,752)	(32,629,188)
Total increase (decrease) in net assets	(274,060,639)	(32,740,331)
Net Assets
Beginning of period	1,719,174,926	1,751,915,257
End of period (including distributions in excess of net investment income of $11,282 and distributions in excess of net investment income of $11,803, respectively)	$1,445,114,287	$1,719,174,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.21%F	.08%	.08%	.13%	.18%	.22%
Expenses net of all reductions	.21%F	.08%	.08%	.12%	.18%	.22%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,445,114	$1,719,175	$1,751,915	$1,883,058	$1,857,806	$1,783,100

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Connecticut Municipal Income Fund	$411,963,248	$24,579,421	$(46,742)	$24,532,679
Fidelity Connecticut Municipal Money Market Fund	1,433,257,522	–	–	–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $32,693,040 and $36,466,947, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$399

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$53,018

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,211,180.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Connecticut Municipal Income Fund	$1,797
Fidelity Connecticut Municipal Money Market Fund	5,511

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$899
Fidelity Connecticut Municipal Money Market Fund	3,541

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$1,000.00	$1,034.90	$2.49
Hypothetical-C		$1,000.00	$1,022.55	$2.48
Fidelity Connecticut Municipal Money Market Fund	.21%
Actual		$1,000.00	$1,000.10	$1.05
Hypothetical-C		$1,000.00	$1,023.95	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Connecticut Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	1,486,522,730.35	95.214
Withheld	74,726,053.46	4.786
TOTAL	1,561,248,783.81	100.000
John Engler
Affirmative	1,482,823,273.95	94.977
Withheld	78,425,509.86	5.023
TOTAL	1,561,248,783.81	100.000
Albert R. Gamper, Jr.
Affirmative	1,481,651,961.13	94.902
Withheld	79,596,822.68	5.098
TOTAL	1,561,248,783.81	100.000
Robert F. Gartland
Affirmative	1,488,722,172.69	95.355
Withheld	72,526,611.12	4.645
TOTAL	1,561,248,783.81	100.000
Abigail P. Johnson
Affirmative	1,483,995,610.86	95.052
Withheld	77,253,172.95	4.948
TOTAL	1,561,248,783.81	100.000
Arthur E. Johnson
Affirmative	1,482,398,567.75	94.950
Withheld	78,850,216.06	5.050
TOTAL	1,561,248,783.81	100.000
Michael E. Kenneally
Affirmative	1,488,531,341.79	95.343
Withheld	72,717,442.02	4.657
TOTAL	1,561,248,783.81	100.000
James H. Keyes
Affirmative	1,486,787,591.37	95.231
Withheld	74,461,192.44	4.769
TOTAL	1,561,248,783.81	100.000
Marie L. Knowles
Affirmative	1,488,402,727.87	95.335
Withheld	72,846,055.94	4.665
TOTAL	1,561,248,783.81	100.000
Geoffrey A. von Kuhn
Affirmative	1,485,917,012.24	95.175
Withheld	75,331,771.57	4.825
TOTAL	1,561,248,783.81	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CTF-SANN-0716
1.704902.118

Fidelity® New Jersey Municipal Income Fund and Fidelity® New Jersey Municipal Money Market Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	37.9
Health Care	18.9	15.9
Transportation	15.5	16.2
Education	10.9	13.2
Escrowed/Pre-Refunded	8.8	7.1

Quality Diversification (% of fund's net assets)

As of May 31, 2016
AAA	2.0%
AA,A	82.6%
BBB	10.9%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	3.1%

As of November 30, 2015
AAA	3.0%
AA,A	85.5%
BBB	8.5%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,472,140
Series 2014 B, 5% 1/1/23	700,000	843,661

TOTAL DELAWARE, NEW JERSEY		4,315,801

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,208,470
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,789,995

TOTAL GUAM		2,998,465

New Jersey - 89.1%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	715,000	718,875
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,187,160
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,171,860
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,680,250
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,182,530
5% 2/15/27	1,000,000	1,171,030
5% 2/15/28	1,000,000	1,162,670
5% 2/15/29	1,000,000	1,154,610
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,606,122
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	625,554
5% 9/1/23 (FSA Insured)	600,000	735,780
5% 9/1/24 (FSA Insured)	1,640,000	2,046,080
5% 9/1/25 (FSA Insured)	1,375,000	1,695,279
5% 9/1/26 (FSA Insured)	2,480,000	3,025,972
5% 9/1/39 (FSA Insured)	4,000,000	4,646,880
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,203,670
5% 11/1/23	1,000,000	1,215,480
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,193,672
5% 3/1/21	1,000,000	1,174,730
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,112,130
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	7,469,610
Series 2012 A, 5% 11/1/22	6,600,000	7,677,846
Hudson County Ctfs. of Prtn. Series 2002, 6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,610,000
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,869,055
5% 8/1/28	4,000,000	4,757,000
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	23,319
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,718,482
5% 9/1/26	600,000	704,130
5% 9/1/27	440,000	514,391
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,729,965
5.375% 1/1/43 (a)	2,000,000	2,303,680
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,780,250
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	210,584
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	263,230
Series 2012 II, 5% 3/1/26	5,000,000	5,360,050
Series 2012, 5% 6/15/20	5,000,000	5,504,950
Series 2013 NN, 5% 3/1/27	20,000,000	21,737,193
Series 2013:
5% 3/1/23	4,800,000	5,277,360
5% 3/1/25	700,000	762,559
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,205,480
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,116,340
5.25% 6/15/27	3,000,000	3,393,630
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,456,641
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	1,655,000	1,673,321
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	5,700,000	6,001,644
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,147,792
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	44,405
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,578,900
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,248,000
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,087,200
5% 7/1/17	490,000	512,800
5% 7/1/18	250,000	271,973
5% 7/1/19	200,000	225,226
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,509,575
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	4,778,076
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,757,147
Series 2012 A:
5% 7/1/18	1,000,000	1,078,170
5% 7/1/19	1,040,000	1,156,386
Series 2012 B:
5% 7/1/37	750,000	843,840
5% 7/1/42	1,100,000	1,220,725
New Jersey Edl. Facility:
Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	534,745
5% 7/1/29	2,770,000	3,311,840
5% 7/1/31	3,000,000	3,552,150
Series 2015 D, 5% 7/1/30	5,690,000	6,879,893
5% 7/1/35 (FSA Insured)	3,035,000	3,250,182
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	1,048,135
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,212,500
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	101,095
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	20,219
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	30,329
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,994,005
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,945,050
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,046,640
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,299,517
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,846,480
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,924,945
Series 2010, 5% 1/1/34	2,000,000	2,192,340
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,582,700
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,292,560
Series 2008 A, 5.25% 10/1/38	5,965,000	6,337,693
Series 2008, 6.625% 7/1/38	10,745,000	11,769,751
Series 2009 A, 5.75% 10/1/31	4,000,000	4,439,520
Series 2011:
5% 7/1/19	1,500,000	1,666,410
5% 7/1/23	2,500,000	2,957,000
5% 7/1/24	2,000,000	2,355,520
5% 7/1/25	2,265,000	2,649,189
Series 2012 A:
5% 7/1/18	795,000	857,145
5% 7/1/22	1,400,000	1,663,900
5% 7/1/23	1,000,000	1,169,620
5% 7/1/24	2,000,000	2,325,580
5% 7/1/25	1,000,000	1,154,770
Series 2012 II, 5% 7/1/42	1,000,000	1,096,360
Series 2012, 5% 7/1/21	2,325,000	2,699,162
Series 2013 A:
5% 7/1/28	1,080,000	1,258,708
5% 7/1/32	1,600,000	1,836,720
5.25% 7/1/28	3,250,000	3,828,728
Series 2013:
5% 7/1/24	1,250,000	1,515,388
5% 7/1/26	1,335,000	1,579,692
5.25% 7/1/31	4,000,000	4,477,920
5.5% 7/1/43	3,000,000	3,458,460
Series 2014 A:
4% 7/1/45	1,300,000	1,336,140
5% 7/1/30	700,000	818,342
5% 7/1/31	455,000	529,411
5% 7/1/32	1,000,000	1,162,750
5% 7/1/44	3,525,000	4,051,847
5% 7/1/45	2,225,000	2,529,069
Series 2016 A:
5% 7/1/28	1,000,000	1,226,470
5% 7/1/29	3,660,000	4,466,957
5% 7/1/30	1,200,000	1,458,612
5% 7/1/31 (b)	5,100,000	6,122,244
5% 7/1/33 (b)	1,000,000	1,191,740
5% 7/1/39	3,890,000	4,551,144
5% 3/1/20	1,040,000	1,064,471
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,022,225
5% 3/1/21	1,370,000	1,402,031
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,352,641
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,636,075
Series 2013:
4% 12/1/20 (a)	2,500,000	2,683,800
5% 12/1/21 (a)	2,100,000	2,372,559
5% 12/1/22 (a)	2,250,000	2,567,880
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,480,088
5% 7/1/42	5,000,000	5,776,900
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40	10,600,000	11,652,262
Series 2012 B, 5% 1/1/24	2,650,000	3,245,614
Series 2013 A, 5% 1/1/38	8,000,000	9,248,000
Series 2014 A, 5% 1/1/32	5,000,000	5,994,000
Series 2014 C:
5% 1/1/22	3,750,000	4,460,775
5% 1/1/23	3,000,000	3,649,020
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,236,380
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,371,336
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,224,082
Series 2006 A, 5.5% 12/15/22	8,875,000	10,131,523
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,664,300
0% 12/15/34	4,000,000	1,848,080
Series 2008 A:
0% 12/15/36	25,000,000	9,669,500
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,858,890
Series 2009 A:
0% 12/15/36	1,915,000	740,684
0% 12/15/38	13,900,000	4,815,655
Series 2010 A, 0% 12/15/30	14,750,000	7,858,210
Series 2010 A3, 0% 12/15/34	10,775,000	4,655,123
Series 2011 A, 5.25% 6/15/25	6,000,000	6,544,260
Series 2011 B:
5.25% 6/15/25	3,185,000	3,473,911
5.25% 6/15/26	2,000,000	2,180,440
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,737,959
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,154,420
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,085,840
5% 7/15/18	3,130,000	3,326,940
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,433,876
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,746,160
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,674,465
5% 5/1/39 (Pre-Refunded to 5/1/19 @ 100)	9,500,000	10,604,945
Series 2010 I, 5% 5/1/29	1,110,000	1,268,386
Series 2013 L, 5% 5/1/43	5,000,000	5,830,150

TOTAL NEW JERSEY		499,642,402

New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,729,156
166th Series, 5% 1/15/41	5,000,000	5,743,950

TOTAL NEW YORK AND NEW JERSEY		9,473,106

Pennsylvania, New Jersey - 4.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	2,988,157
Series 2012 A:
5% 7/1/21	600,000	703,260
5% 7/1/24	1,200,000	1,426,200
5% 7/1/25	1,100,000	1,301,773
5% 7/1/26	500,000	589,825
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,037,900
5% 7/1/24	275,000	339,947
5% 7/1/26	650,000	802,022
5% 7/1/29	300,000	366,015
5% 7/1/30	350,000	425,418
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,456,180
Series 2010 D, 5% 1/1/40	4,000,000	4,443,000
Series 2013, 5% 1/1/31	5,000,000	5,876,800

TOTAL PENNSYLVANIA, NEW JERSEY		23,756,497

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,141,910
Series 2009 A1, 5% 10/1/24	500,000	546,610
Series 2009 B, 5% 10/1/25	1,200,000	1,309,836

TOTAL VIRGIN ISLANDS		2,998,356

TOTAL MUNICIPAL BONDS
(Cost $507,830,361)		543,184,627

Municipal Notes - 1.2%
New Jersey - 1.2%
Newark Gen. Oblig. TAN 2.5% 2/15/17
(Cost $7,041,363)	7,000,000	7,042,770
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $514,871,724)		550,227,397
NET OTHER ASSETS (LIABILITIES) - 1.9%		10,562,456
NET ASSETS - 100%		$560,789,853

Security Type Abbreviations

TAN – TAX ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	36.0%
Health Care	18.9%
Transportation	15.5%
Education	10.9%
Escrowed/Pre-Refunded	8.8%
Others* (Individually Less Than 5%)	9.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $514,871,724)		$550,227,397
Cash		10,877,667
Receivable for fund shares sold		151,169
Interest receivable		7,892,943
Prepaid expenses		191
Other receivables		662
Total assets		569,150,029
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,313,923
Payable for fund shares redeemed	359,528
Distributions payable	446,737
Accrued management fee	168,570
Other affiliated payables	46,116
Other payables and accrued expenses	25,302
Total liabilities		8,360,176
Net Assets		$560,789,853
Net Assets consist of:
Paid in capital		$523,943,928
Distributions in excess of net investment income		(24,283)
Accumulated undistributed net realized gain (loss) on investments		1,514,535
Net unrealized appreciation (depreciation) on investments		35,355,673
Net Assets, for 46,389,323 shares outstanding		$560,789,853
Net Asset Value, offering price and redemption price per share ($560,789,853 ÷ 46,389,323 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Interest		$9,771,519
Expenses
Management fee	$997,432
Transfer agent fees	203,648
Accounting fees and expenses	68,884
Custodian fees and expenses	2,132
Independent trustees' fees and expenses	1,286
Registration fees	17,843
Audit	28,762
Legal	3,252
Miscellaneous	396
Total expenses before reductions	1,323,635
Expense reductions	(3,198)	1,320,437
Net investment income (loss)		8,451,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,590,367
Total net realized gain (loss)		1,590,367
Change in net unrealized appreciation (depreciation) on investment securities		13,127,422
Net gain (loss)		14,717,789
Net increase (decrease) in net assets resulting from operations		$23,168,871

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,451,082	$18,030,006
Net realized gain (loss)	1,590,367	799,727
Change in net unrealized appreciation (depreciation)	13,127,422	(10,486,548)
Net increase (decrease) in net assets resulting from operations	23,168,871	8,343,185
Distributions to shareholders from net investment income	(8,479,364)	(18,001,825)
Distributions to shareholders from net realized gain	(787,020)	(1,101,159)
Total distributions	(9,266,384)	(19,102,984)
Share transactions
Proceeds from sales of shares	27,981,124	50,452,523
Reinvestment of distributions	6,344,524	12,776,633
Cost of shares redeemed	(33,096,872)	(104,646,677)
Net increase (decrease) in net assets resulting from share transactions	1,228,776	(41,417,521)
Redemption fees	–	340
Total increase (decrease) in net assets	15,131,263	(52,176,980)
Net Assets
Beginning of period	545,658,590	597,835,570
End of period (including distributions in excess of net investment income of $24,283 and undistributed net investment income of $3,999, respectively)	$560,789,853	$545,658,590
Other Information
Shares
Sold	2,332,071	4,236,400
Issued in reinvestment of distributions	528,928	1,077,031
Redeemed	(2,760,927)	(8,848,256)
Net increase (decrease)	100,072	(3,534,825)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.00	$11.58	$12.49	$11.72	$11.54
Income from Investment Operations
Net investment income (loss)A	.183	.373	.387	.397	.412	.445
Net realized and unrealized gain (loss)	.318	(.189)	.489	(.884)	.769	.179
Total from investment operations	.501	.184	.876	(.487)	1.181	.624
Distributions from net investment income	(.184)	(.372)	(.386)	(.397)	(.411)	(.444)
Distributions from net realized gain	(.017)	(.022)	(.070)	(.026)	–	–
Total distributions	(.201)	(.394)	(.456)	(.423)	(.411)	(.444)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.09	$11.79	$12.00	$11.58	$12.49	$11.72
Total ReturnC,D	4.27%	1.56%	7.71%	(3.94)%	10.21%	5.57%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.48%	.48%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.47%	.47%	.48%
Expenses net of all reductions	.48%F	.48%	.48%	.47%	.47%	.48%
Net investment income (loss)	3.06%F	3.15%	3.27%	3.32%	3.38%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$560,790	$545,659	$597,836	$599,906	$702,932	$608,376
Portfolio turnover rate	8%F	7%	12%	18%	11%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	68.5	72.0	67.3
8 - 30	8.6	8.9	6.1
31 - 60	5.2	0.7	4.8
61 - 90	3.1	3.3	4.9
91 - 180	6.2	3.4	6.6
> 180	8.4	11.7	10.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	54.4%
Tender Option Bond	8.4%
Other Municipal Security	30.8%
Investment Companies	6.4%

As of November 30, 2015
Variable Rate Demand Notes (VRDNs)	48.7%
Tender Option Bond	7.7%
Other Municipal Security	28.4%
Investment Companies	12.1%
Net Other Assets (Liabilities)	3.1%

Current And Historical 7-Day Yields

	5/31/16	2/29/16	11/30/15	8/31/15	5/31/15
Fidelity® New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2016, the most recent period shown in the table, would have been -0.06%.

Fidelity® New Jersey Municipal Money Market Fund

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 54.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(b)	$1,400,000	$1,400,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.63% 6/7/16, VRDN (b)	4,900,000	4,900,000
Arkansas - 0.4%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 6/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (b)	400,000	400,000
Delaware, New Jersey - 1.2%
Delaware River & Bay Auth. Rev. Series 2008, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	25,700,000	25,700,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (b)	10,800,000	10,800,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 0.41% 6/1/16, VRDN (a)(b)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 6/7/16, VRDN (b)	300,000	300,000
		12,100,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(b)	300,000	300,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.46% 6/7/16, VRDN (a)(b)	8,000,000	8,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.7% 6/7/16, VRDN (b)	1,000,000	1,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.75% 6/7/16, VRDN (a)(b)	1,400,000	1,400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.75% 6/7/16, VRDN (a)(b)	400,000	400,000
Series 2016 D, 0.75% 6/7/16, VRDN (a)(b)	500,000	500,000
Series 2016 E, 0.75% 6/7/16, VRDN (a)(b)	500,000	500,000
		1,400,000
New Jersey - 35.0%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.4% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.41% 6/7/16, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.09% 6/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,250,000	2,250,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	25,500,000	25,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.26% 6/7/16, LOC Citibank NA, VRDN (b)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	9,680,000	9,680,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (b)	9,870,000	9,870,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.28% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.44% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 0.44% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,465,000	5,465,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.39% 6/7/16, LOC Bank of America NA, VRDN (b)	48,580,000	48,580,000
Series 2008 C, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (b)	22,375,000	22,375,000
(Barnabas Health Proj.) Series 2011 B, 0.38% 6/7/16, LOC JPMorgan Chase Bank, VRDN (b)	34,910,000	34,910,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (b)	12,750,000	12,750,000
Series 2006 A4, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	4,690,000	4,690,000
Series 2006 A5, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	9,200,000	9,200,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	5,100,000	5,100,000
Series 2004, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	7,315,000	7,315,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	900,000	900,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	28,555,000	28,555,000
(Virtua Health Proj.):
Series 2003 A7, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	2,300,000	2,300,000
Series 2004, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	31,860,000	31,860,000
Series 2009 B, 0.26% 6/1/16, LOC JPMorgan Chase Bank, VRDN (b)	28,450,000	28,450,000
Series 2009 C, 0.29% 6/1/16, LOC JPMorgan Chase Bank, VRDN (b)	27,635,000	27,635,000
Series 2009 D, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	24,500,000	24,500,000
Series 2009 E, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	5,500,000	5,500,000
Series 2006 A6, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	1,520,000	1,520,000
Series 2013 B, 0.38% 6/7/16, LOC Wells Fargo Bank NA, VRDN (b)	30,260,000	30,260,000
Series 2014 B, 0.38% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	8,000,000	8,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2006 A, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	3,800,000	3,800,000
Series 2008 B, 0.4% 6/7/16, LOC Bank of America NA, VRDN (b)	36,100,000	36,100,000
Series 2008 F, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	48,645,000	48,645,000
Series 2013 5, 0.32% 6/7/16, LOC Citibank NA, VRDN (a)(b)	32,570,000	32,570,000
Series 2015 F, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	2,420,000	2,420,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.58% 6/7/16, VRDN (b)	1,300,000	1,300,000
Series 2012 A, 0.66% 6/7/16, VRDN (a)(b)	10,700,000	10,700,000
Vineland Gen. Oblig. 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,815,000	19,815,000
		712,290,000
Pennsylvania, New Jersey - 12.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.39% 6/7/16, LOC Bank of America NA, VRDN (b)	45,700,000	45,700,000
Series 2008 B, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (b)	47,660,000	47,660,000
Series 2010 A, 0.39% 6/7/16, LOC Royal Bank of Canada, VRDN (b)	52,865,000	52,865,000
Series 2010 B, 0.4% 6/7/16, LOC Barclays Bank PLC, VRDN (b)	101,000,000	101,000,000
Series 2010 C, 0.39% 6/7/16, LOC Bank of New York, New York, VRDN (b)	9,310,000	9,310,000
		256,535,000
New York And New Jersey - 2.4%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.48% 6/30/16, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 0.48% 6/30/16, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 0.45% 6/30/16, VRDN (b)(c)	6,800,000	6,800,000
Series 1995 3, 0.48% 6/30/16, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 0.48% 6/30/16, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 0.45% 6/30/16, VRDN (b)(c)	1,500,000	1,500,000
Series 1997 2, 0.45% 6/30/16, VRDN (b)(c)	2,000,000	2,000,000
		48,800,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.43% 6/7/16, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.45% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.41% 6/1/16, LOC Bank of America NA, VRDN (b)	1,220,000	1,220,000
		6,220,000
Texas - 0.7%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (b)	2,500,000	2,500,000
Series 2004, 0.69% 6/7/16, VRDN (a)(b)	2,400,000	2,400,000
Series 2009 C, 0.52% 6/1/16, VRDN (b)	1,400,000	1,400,000
Series 2010 B, 0.53% 6/1/16, VRDN (b)	400,000	400,000
Series 2010 C, 0.52% 6/1/16, VRDN (b)	5,800,000	5,800,000
		13,600,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.71% 6/7/16, VRDN (a)(b)	1,500,000	1,500,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.55% 6/7/16, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,108,695,000)		1,108,695,000

Tender Option Bond - 8.4%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	800,000	800,000
New Jersey - 4.0%
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,275,000	4,275,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,335,000	4,335,000
Series 15 XF0149, 0.4% 6/7/16 (Liquidity Facility Bank of America NA) (b)(d)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.4% 6/7/16 (Liquidity Facility Bank of America NA) (b)(d)	2,015,000	2,015,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	54,695,000	54,695,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		81,130,000
New York And New Jersey - 4.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0398, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	22,610,000	22,610,000
Series 16 XF0401, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	13,510,000	13,510,000
Series 16 XF0407, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,610,000	7,610,000
Series 16 XM0211, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,330,000	3,330,000
Series 16 ZF0367, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series EGL 06 107 Class A, 0.45% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)(d)	8,965,000	8,965,000
Series MS 3321, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	5,005,000	5,005,000
Series ROC 14086, 0.44% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series ROC II R 14077, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (b)(d)	5,165,000	5,165,000
Series TD 0013, 0.45% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,375,000	2,375,000
		89,200,000
TOTAL TENDER OPTION BOND
(Cost $171,130,000)		171,130,000

Other Municipal Security - 30.8%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.46%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (b)	8,740,000	8,740,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	800,000	800,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 7/6/16, CP mode	300,000	300,000
0.86% tender 7/8/16, CP mode	700,000	700,000
Series 1993 A, 0.86% tender 7/7/16, CP mode	2,300,000	2,300,000
		3,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.9% tender 6/14/16, CP mode(a)	2,200,000	2,200,000
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	500,000	500,000
Series 1990 A1, 0.9% tender 6/29/16, CP mode (a)	700,000	700,000
Series 1990 B:
0.85% tender 6/3/16, CP mode	1,400,000	1,400,000
0.85% tender 6/14/16, CP mode	1,300,000	1,300,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	2,600,000	2,600,000
		8,700,000
New Jersey - 24.3%
Avalon Borough Gen. Oblig. BAN 2% 2/22/17	17,100,000	17,275,339
Bergen County Gen. Oblig. BAN 2% 12/15/16	23,000,000	23,182,233
Borough of Woodland Park BAN 1.5% 6/3/16	6,789,027	6,789,403
Chester Township Gen. Oblig. BAN 2% 2/17/17	3,978,500	4,017,105
Denville Township BAN 2% 10/12/16	7,200,000	7,240,875
East Hanover Township BAN:
2% 8/19/16	7,503,950	7,527,630
2% 8/19/16	2,101,500	2,107,192
Edgewater Gen. Oblig. BAN Series 2015, 2% 7/22/16	13,438,000	13,468,399
Englewood Gen. Oblig. BAN 2.25% 4/6/17	22,300,000	22,565,784
Essex County Gen. Oblig.:
BAN 1.5% 9/16/16	22,100,000	22,168,523
Bonds:
2% 9/1/16	1,610,000	1,616,653
2% 9/1/16	1,400,000	1,405,785
Evesham Township BAN Series 2016 A, 2% 5/16/17	7,071,418	7,149,863
Harrison Township BAN Series 2016 A, 2.25% 6/1/17 (e)	5,223,490	5,291,604
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	3,013,145	3,046,081
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	23,000,000	23,170,525
Jefferson Township Gen. Oblig. BAN 2% 6/24/16	6,485,997	6,492,368
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	5,580,000	5,633,473
Mercer County Gen. Oblig. BAN 2% 9/1/16	23,300,000	23,390,683
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16	12,300,000	12,300,653
Monroe Township Middlesex County Gen. Oblig.:
BAN 2% 8/5/16	6,500,000	6,518,856
Bonds Series 2015, 3% 8/1/16	1,130,000	1,134,842
Montclair Township Gen. Oblig. BAN:
2% 11/4/16	20,109,000	20,235,168
2% 11/4/16	2,855,000	2,872,913
Morris Plains BAN 2% 7/1/16	7,400,000	7,408,929
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2004, 5.5% 6/15/16 (Escrowed to Maturity)	1,700,000	1,703,368
New Jersey Edl. Facilities Auth. Rev. Series 1997 A, 0.42% 6/3/16, CP	5,900,000	5,900,000
New Jersey Envir. Infrastructure Trust Bonds:
Series 2012 AR, 3.125% 9/1/16	8,800,000	8,858,389
Series 2015 BR2, 3% 9/1/16 (a)	750,000	754,823
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	23,600,000	23,661,090
North Wildwood Gen. Oblig. BAN:
2% 8/25/16	8,400,000	8,423,605
2.25% 5/10/17	4,830,000	4,885,692
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	13,210,000	13,376,745
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	23,100,000	23,220,487
Passaic County Gen. Oblig.:
BAN Series 2015 A, 2% 12/13/16	23,100,000	23,284,870
Bonds Series 2012, 3% 8/15/16	1,000,000	1,005,435
Ridgewood Gen. Oblig. BAN 2% 6/17/16	7,930,350	7,935,977
Sea Isle City BAN Series 2016, 2% 7/21/16	4,100,000	4,108,584
South Brunswick Township BAN 2% 1/27/17	14,482,000	14,605,506
Sparta Township Gen. Oblig. BAN Series 2015 A, 1.5% 10/28/16	4,963,700	4,981,774
Springfield Township Gen. Oblig. BAN:
2% 7/22/16	7,087,600	7,102,436
2% 8/5/16	7,800,000	7,819,695
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17 (e)	3,150,000	3,186,446
Township of Bridgewater BAN 2% 8/17/16	17,000,000	17,054,440
Township of Lawrence BAN 2% 7/22/16	8,400,000	8,418,286
Union County Gen. Oblig. BAN 2% 6/24/16	42,900,000	42,944,842
Verona Township Gen. Oblig. BAN 2% 7/22/16	8,671,400	8,690,531
		495,933,900
New York And New Jersey - 5.3%
Port Auth. of New York & New Jersey:
Bonds:
Series 172, 3% 10/1/16 (a)	2,580,000	2,602,266
Series 2016, 2% 10/1/16 (a)	2,800,000	2,813,689
5% 9/1/16 (a)	4,895,000	4,951,271
Series A:
0.08% 6/8/16, CP (a)	12,000,000	12,000,000
0.14% 6/16/16, CP (a)	14,000,000	14,000,000
0.22% 6/22/16, CP (a)	6,005,000	6,005,000
0.32% 6/27/16, CP (a)	14,005,000	14,005,000
0.45% 7/7/16, CP (a)	5,400,000	5,400,000
0.47% 8/11/16, CP (a)	3,110,000	3,110,000
0.48% 8/3/16, CP (a)	7,195,000	7,195,000
0.51% 7/25/16, CP (a)	7,700,000	7,700,000
0.52% 7/14/16, CP (a)	4,900,000	4,900,000
Series B:
0.44% 6/29/16, CP	4,065,000	4,065,000
0.45% 7/14/16, CP	5,000,000	5,000,000
0.45% 7/19/16, CP	3,060,000	3,060,000
0.46% 6/13/16, CP	7,765,000	7,765,000
0.52% 6/27/16, CP	2,700,000	2,700,000
		107,272,226
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 6/14/16, CP mode (a)	1,700,000	1,700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	400,000	400,000
		2,100,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $627,946,126)		627,946,126
	Shares	Value

Investment Company - 6.4%
Fidelity Municipal Cash Central Fund, 0.40% (f)(g)
(Cost $130,377,000)	130,377,000	130,377,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,038,148,126)		2,038,148,126
NET OTHER ASSETS (LIABILITIES) - 0.0%		(802,203)
NET ASSETS - 100%		$2,037,345,923

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,495,000 or 5.1% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.48% 6/30/16, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.48% 6/30/16, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.45% 6/30/16, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.48% 6/30/16, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.48% 6/30/16, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.45% 6/30/16, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.45% 6/30/16, VRDN	10/26/12 - 11/8/13	$2,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada)	7/2/15 - 2/24/16	$54,695,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$140,441
Total	$140,441

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,907,771,126)	$1,907,771,126
Fidelity Central Funds (cost $130,377,000)	130,377,000
Total Investments (cost $2,038,148,126)		$2,038,148,126
Receivable for fund shares sold		12,717,276
Interest receivable		5,988,896
Distributions receivable from Fidelity Central Funds		40,447
Prepaid expenses		814
Receivable from investment adviser for expense reductions		1,416
Other receivables		2,614
Total assets		2,056,899,589
Liabilities
Payable to custodian bank	$185,495
Payable for investments purchased
Regular delivery	835,000
Delayed delivery	8,478,050
Payable for fund shares redeemed	9,320,594
Distributions payable	706
Accrued management fee	620,399
Other affiliated payables	91,358
Other payables and accrued expenses	22,064
Total liabilities		19,553,666
Net Assets		$2,037,345,923
Net Assets consist of:
Paid in capital		$2,037,227,488
Undistributed net investment income		51
Accumulated undistributed net realized gain (loss) on investments		118,384
Net Assets, for 2,035,471,640 shares outstanding		$2,037,345,923
Net Asset Value, offering price and redemption price per share ($2,037,345,923 ÷ 2,035,471,640 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Interest		$2,310,047
Income from Fidelity Central Funds		140,441
Total income		2,450,488
Expenses
Management fee	$4,109,672
Transfer agent fees	1,401,021
Accounting fees and expenses	108,366
Custodian fees and expenses	7,897
Independent trustees' fees and expenses	5,304
Registration fees	31,734
Audit	20,329
Legal	6,265
Miscellaneous	17,295
Total expenses before reductions	5,707,883
Expense reductions	(3,371,488)	2,336,395
Net investment income (loss)		114,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,721
Capital gain distributions from Fidelity Central Funds	56,585
Total net realized gain (loss)		80,306
Net increase in net assets resulting from operations		$194,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,093	$238,243
Net realized gain (loss)	80,306	36,494
Net increase in net assets resulting from operations	194,399	274,737
Distributions to shareholders from net investment income	(114,042)	(238,191)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	2,149,533,783	5,014,620,752
Reinvestment of distributions	108,092	227,586
Cost of shares redeemed	(2,451,027,076)	(5,034,004,487)
Net increase (decrease) in net assets and shares resulting from share transactions	(301,385,201)	(19,156,149)
Total increase (decrease) in net assets	(301,304,844)	(19,119,603)
Net Assets
Beginning of period	2,338,650,767	2,357,770,370
End of period (including undistributed net investment income of $51 and undistributed net investment income of $0, respectively)	$2,037,345,923	$2,338,650,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.51%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.21%F	.08%	.09%	.15%	.22%	.25%
Expenses net of all reductions	.21%F	.08%	.09%	.15%	.22%	.25%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,037,346	$2,338,651	$2,357,770	$2,461,337	$2,254,923	$2,137,301

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included as Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity New Jersey Municipal Income Fund	$514,885,476	$37,130,635	$(1,788,714)	$35,341,921
Fidelity New Jersey Municipal Money Market Fund	2,038,148,126	–	–	–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $21,048,886 and $27,881,128, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$494

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,358,755.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses.

These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$2,080
Fidelity New Jersey Municipal Money Market Fund	7,897

In addition, during the period the investment advisor reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$1,118
Fidelity New Jersey Municipal Money Market Fund	4,836

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$1,000.00	$1,042.70	$2.45
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Fidelity New Jersey Municipal Money Market Fund	.21%
Actual		$1,000.00	$1,000.10	$1.05
Hypothetical-C		$1,000.00	$1,023.95	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® New Jersey Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	1,486,522,730.35	95.214
Withheld	74,726,053.46	4.786
TOTAL	1,561,248,783.81	100.000
John Engler
Affirmative	1,482,823,273.95	94.977
Withheld	78,425,509.86	5.023
TOTAL	1,561,248,783.81	100.000
Albert R. Gamper, Jr.
Affirmative	1,481,651,961.13	94.902
Withheld	79,596,822.68	5.098
TOTAL	1,561,248,783.81	100.000
Robert F. Gartland
Affirmative	1,488,722,172.69	95.355
Withheld	72,526,611.12	4.645
TOTAL	1,561,248,783.81	100.000
Abigail P. Johnson
Affirmative	1,483,995,610.86	95.052
Withheld	77,253,172.95	4.948
TOTAL	1,561,248,783.81	100.000
Arthur E. Johnson
Affirmative	1,482,398,567.75	94.950
Withheld	78,850,216.06	5.050
TOTAL	1,561,248,783.81	100.000
Michael E. Kenneally
Affirmative	1,488,531,341.79	95.343
Withheld	72,717,442.02	4.657
TOTAL	1,561,248,783.81	100.000
James H. Keyes
Affirmative	1,486,787,591.37	95.231
Withheld	74,461,192.44	4.769
TOTAL	1,561,248,783.81	100.000
Marie L. Knowles
Affirmative	1,488,402,727.87	95.335
Withheld	72,846,055.94	4.665
TOTAL	1,561,248,783.81	100.000
Geoffrey A. von Kuhn
Affirmative	1,485,917,012.24	95.175
Withheld	75,331,771.57	4.825
TOTAL	1,561,248,783.81	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NJN-SANN-0716
1.704871.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016